Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net
6.	Intangible assets, net

	As of December 31,
	2024	2025
	RMB	RMB
Gross carrying amount
Agency contract rights (1)	142,720,126	142,720,126
Licensed copyrights of content	66,981,132	66,981,132
Software	23,854,614	26,176,248
License for Online Transmission of Audio/Video Programs	7,988,748	7,988,748
Others	6,058,116	6,046,614
Total of gross carrying amount	247,602,736	249,912,868
Less: accumulated amortization
Agency contract rights	(58,698,113)	(71,339,623)
Licensed copyrights of content	(40,566,038)	(53,773,585)
Software	(20,720,014)	(24,082,162)
Others	(5,022,234)	(5,458,348)
Total of accumulated amortization	(125,006,399)	(154,653,718)
Less: impairment loss (2)	(61,679,245)	(61,679,245)
Intangible assets, net	60,917,092	33,579,905
(1)	The agency contract rights represent prepayment of cooperation costs to top streamers which includes amount of RMB54,716,981 acquired during the year ended December 31, 2024 with weighted average amortization period of 2.4 years. None was acquired in the year ended December 31, 2025.
(2)	In view of fiercer market competition and expected decline in revenue related to certain streamers, the management of the Company considered there was impairment indicator in respect of certain agency contract rights during 2024. Accordingly, the management of the Company performed impairment assessment of certain agency contract rights and consequently determined an impairment loss of RMB61,679,245 based on discounted cashflow.

Amortization expenses were RMB90,827,064, RMB56,322,409 and RMB29,650,099 for the years ended December 31, 2023, 2024 and 2025 respectively. The Group expects to record amortization expenses in the future 5 years and thereafter as below:

Future
amortization
expenses
RMB
2026	22,179,319
2027	3,069,506
2028	223,526
2029	29,446
2030 and thereafter	89,360
Total	25,591,157

The weighted average amortization periods of intangible assets as of December 31, 2024 and 2025 are as below:

As of December 31,
	2024	2025
Agency contract rights	3.2 years	3.2 years
Software	4.0 years	3.7 years
Others	3.2 years	4.9 years